RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes - Key management personnel of entity or parent [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share option plans [Member]
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
Beginning Balance		£ 1	£ 3
Exercised/lapsed (includes entitlements of former key management personnel)		(1)	(2)
Ending Balance			1
Share plans [Member]
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
Beginning Balance	£ 84	82	65
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	(46)	39	37
Exercised/lapsed (includes entitlements of former key management personnel)	(29)	(37)	(20)
Ending Balance	£ 101	£ 84	£ 82